NET INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2014
NET INCOME/(LOSS) PER SHARE [Abstract]
NET INCOME/(LOSS) PER SHARE

(13) NET INCOME/(LOSS) PER SHARE

Potentially dilutive securities that could dilute basic net income per share include share options and performance units granted to employees, directors and non-employees and share warrants granted to non-employees.

Basic and diluted net income/(loss) per share has been calculated as follows:

	For the year ended December 31,
	2012	2013	2014
Net income/(loss) attributable to eLong, Inc.	471,278	(167,730,074)	(268,943,201)
Denominator for basic net income/(loss) per share:
Weighted average number of shares outstanding	68,833,132	69,454,746	70,917,592
Dilutive effect of share options	478,827	-	-
Dilutive effect of performance units	130,579	-	-
Dilutive effect of warrants	42	-	-
Denominator for diluted net income/(loss) per share:	69,442,580	69,454,746	70,917,592
Basic net income/(loss) per share	0.01	(2.41)	(3.79)
Diluted net income/(loss) per share	0.01	(2.41)	(3.79)